Accounting principles (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Principles [Abstract]
Disclosure of depreciation period of property, plant and equipment	Property, plant and equipment are depreciated using the straight-line method over the estimated useful life of the asset. The principal useful lives applied are as follows:

DEPRECIATION PERIOD
Buildings
Office fixtures and fittings	3 years (1)
Equipment
Industrial materials and equipment	5 to 10 years
Technical facilities	5 to 10 years
Furniture and computer equipment:
Office equipment	5 to 10 years
IT equipment	3 years
Furniture	10 years
(1)Office fixtures and fittings estimated useful lives correspond to the Paris headquarters and Boston offices residual estimated lease terms.